Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Share-based Payment Arrangements
28.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Employee share option plans of the Company
In order to attract, retain and reward employees, the Company and its subsidiary, ASE, have their employee share option plans for the Group’s full-time employees. As disclosed in Note 1, the Company assumed ASE’s obligations of outstanding employee share option plans starting from April 30, 2018, including the 2015 employee share option plan, and each share option represents the right to purchase

0.5
ordinary
share of the Company when exercised. In addition, the Company has the first and the second employee share option plans in November 2018 and August 2023, respectively, for full-time employees of the Group, with each unit representing the right to purchase one ordinary share issued by the company. The right of those share options granted under the plan is valid for
10 years
,
non-transferable
and exercisable at certain percentages subsequent to the second anniversary of the grant date. For the employee share option plans the Company assumed and issued, the exercise price is subject to adjustment according to the prescribed criteria stipulated in employee share option plans.

Information about the share option plans that the Company granted and assumed were as follows:

	For the Year Ended December 31
	2021		2022		2023
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance at January 1	144,767	$56.9	96,802	$53.3	81,262	$50.2
Options granted	—	—	—	—	150,000	107.0
Options forfeited	(5,907)	52.3	(1,206)	51.1	(1,471)	66.9
Options exercised	(42,058)	61.4	(14,334)	51.5	(17,551)	50.9

Balance at December 31	96,802	53.3	81,262	50.2	212,240	89.1

Options exercisable, end of year	49,696	55.5	58,216	51.3	62,505	46.5

Fair value of options granted (NT$)	—		—		29.7-35.1

The weighted average share prices at exercise dates of share options for the years ended December 31, 2021, 2022 and 2023 were NT$108.8, NT$92.4 and NT$112.4 (US$3.7), respectively.
Information about the outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2022

ASE 5 th share options	$73.0	2.7
The Company 1 st share options	47.5	5.9

December 31, 2023

ASE 5 th share options	73.0	1.7
The Company 1 st share options	44.1	4.9
The Company 2 nd share options	107.0	9.6

b.	Employee restricted stock awards plan of the Company
To attract and retain talents as well as motivate and engage employees, the Company’s annual shareholders’ meetings resolved the 2021 employee restricted stock awards plan in August 2021 and granted 15,000 thousand ordinary shares on the record date of October 1, 2021. The par value and the exercise price was NT$10 and NT$0 per share, respectively. The fair value at the grant day was NT$92.4 per share.
The vested shares are settled and released on an annual basis during a three-year period starting from October 1, 2021. Up to one-thirds
of the total shares granted will be vested only after the Company reaching specific performance targets before the end of each year-period. Except for inheritance, those shares shall not be sold, pledged, transferred, gifted, conditioned, or otherwise dispose of before vest, while the rights of attending, proposing, speaking, voting and election at shareholders meeting and other rights, including but not limited to, stock dividend, cash dividend, distribution from legal reserve and capital surplus, share options at cash capital increase are identical with the Company’s ordinary shares issued and outstanding. All the shares under this plan should be deposited in a trust account before vest.

After the grant date, the Company has the right to revoke and cancel those unvested shares. The dividends (including cash dividends, stock dividends, and the cash or the shares distributed from legal reserve or capital surplus) entitled to those unvested shares and interests derived therefrom shall be returned to the Company from the trust account at the same time.
Information about employee restricted stock was as follows:

	For the Year Ended December 31
	2021	2022	2023
	(in thousand shares)	(in thousand shares)	(in thousand shares)

Balance at January 1	—	15,000	10,000
Stocks granted	15,000	—	—
Stocks unrestricted	—	(5,000)	(4,950)
Stocks retired	—	—	(70)
Stocks awaiting retired	—	—	(15)

Balance at December 31	15,000	10,000	4,965

c.	Employee share option plans of subsidiaries
USISH
Under the share option plan issued in 2015 (“2015 share options”), each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 10 years, non-transferable
and exercisable at certain percentages subsequent to the second anniversary of the grant date incorporated with certain performance conditions. For any subsequent changes in USISH’s capital structure, the exercise price is accordingly adjusted.
In November 2019, USISH adopted the share option plan (“2019 share options”) and granted 17,167 thousand share options to its employees. Each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 3.0 years, 4.0 years and 5.0 years, respectively, and are exercisable at certain percentages within 12 months subsequent to the second, the third and the fourth anniversary of the grant date under the satisfaction of certain performance conditions within each respective vesting period. In the event that USISH increases share capital by capital surplus or by cash, or distributes share dividends or cash dividends, the exercisable share option units and the exercise price are accordingly adjusted.
In September 2020, USISH adopted the share option plan (“2020 share options”) and granted 1,140 thousand share options to its employees. The conditions of issued 2020 share options are the same as 2019 share options plan, except that the options are valid for 2.2 years, 3.2 years and 4.2 years, respectively, and with each respective vesting period of 1.2 years, 2.2 years and 3.2 years.
In September 2023, USISH’s extraordinary general shareholders’ meetings resolved to adopt the share option plan (“2023 share options”). In October 2023, the board of directors resolved to grant 14,506 thousand share options to its employees. The conditions of issued 2023 share options are the same as 2019 share options plan, except that the options are valid for 2 years and 3 years, respectively, and with each respective vesting period of 1 year and 2 years.

Information about share options was as follows:

	For the Year Ended December 31
	2021		2022		2023
	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	31,266	$14.6	29,486	$14.2	20,246	$14.5
Options granted	—	—	—	—	14,506	14.5
Options expired	—	—	(2,312)	13.9	(1,204)	14.1
Options forfeited	(952)	14.5	(942)	13.0	(695)	13.6
Options exercised	(828)	13.8	(5,986)	12.8	(3,125)	12.1

Balance at December 31	29,486	14.2	20,246	14.5	29,728	14.7

Options exercisable, end of year	19,249	14.8	15,518	15.0	15,310	14.9

Fair value of options granted (RMB)	—		—		3.8-4.7

The weighted average share prices at exercise dates of share options for the years ended December 31, 2021, 2022 and 2023 were RMB16.1, RMB15.4 and RMB14.9, respectively.
Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2022

2015 share options	$15.5	2.9
2019 share options	12.4	1.9
2020 share options	20.9	1.9

December 31, 2023

2015 share options	$15.5	1.9
2019 share options	12.0	0.9
2020 share options	20.5	0.9
2023 share options	14.5	2.8
AMPI
In May 2021, the authority approved AMPI’s employee share options plan with the issuance up to 10,000 thousand units. The options are valid for 10 years, non-transferable
and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in AMPI’s capital structure, the exercise price will be adjusted accordingly. AMPI’s board of directors resolved a capital reduction which record date was determined at July 25, 2022, and the exercise price of its share options was adjusted from NT$7.5 to NT$30.0 accordingly.
Information about share options was as follows:

	For the Year Ended December 31
	2022		2023
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)

Balance at January 1	—	$—	3,100	$30.0
Options granted	3,100	30.0	—	—

Balance at December 31	3,100	30.0	3,100	30.0

Options exercisable, end of year	—	—	—	—

Fair value of options granted (NT$)	18.0-18.8		—

Information about AMPI’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share	Remaining Contractual Life (Years)

December 31, 2022

2022 share options	$30.0	9.3

December 31, 2023

2022 share options	30.0	8.3

d.	Employee restricted stock plans of subsidiaries
In November 2019, USISH adopted the restricted stock plan (“2019 restricted stocks”) and granted 6,156 thousand ordinary shares to its directors (excluding independent directors), supervisors and employees. In April 2020, the board of directors further resolved to grant 6,403 thousand ordinary shares instead, while other terms remain constant. The plan was of 3 phases starting from 2019 and each phase lasts for 1 year with a valid period of 4.5 years, 3.5 years and 2.5 years, respectively. Upon satisfaction of certain performance conditions in each phase, participants are entitled to subscribe a certain percentage of the total USISH’s ordinary shares issued under the plan with a lock-up
period of 1 year. The valid period may be early terminated or extended prior to one month of the expiration date depending on the conditions of ordinary shares granted. In the event that USISH increases share capital by capital surplus or by cash, or distributes share dividends or cash dividends, the exercise price is accordingly adjusted.
In September 2020, USISH adopted the restricted stock plan (“2020 restricted stocks”) and granted 425 thousand ordinary shares to its employees. The conditions of issued 2020 restricted stocks are the same as 2019 restricted stocks plan, except that the restricted stocks are valid for 2 years and the ordinary shares that USISH would issue to participants for free are with a lock-up
period of
1.3 year
.
In September 2021, USISH adopted the restricted stock plan (“2021 restricted stocks”) and granted 281 thousand ordinary shares to its expatriate staff. The conditions of issued 2021 restricted stocks are the same as 2020 restricted stocks plan.
In September 2023, USISH’s extraordinary general shareholders’ meetings resolved to adopt restricted stock
plan (“2023 restricted stocks”), and granted 372 thousand shares and 5,722 thousand shares in November 2023 and January 2024, respectively, to its directors (excluding independent directors), supervisors and employees. The options are valid for 3 years. The valid period may be early terminated or extended prior to one month of the expiration date depending on the conditions of ordinary shares granted. Upon satisfaction of certain performance conditions in each phase, participants are entitled to subscribe USISH’s ordinary shares issued under the plan at a certain percentage
at the end of the lock-up period. The plan was of 2 phases with a lock-up period of 1 year and 2 years, respectively.
Information about restricted stocks was as follows:

	For the Year Ended December 31
	2021		2022		2023
	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(RMB)	Thousands)	(RMB)	Thousands)	(RMB)

Balance at January 1	5,547	$12.2	3,565	$10.2	1,984	$10.7
Options granted	281	—	—	—	372	14.5
Options expired	—	—	(4)	—	—	—
Options exercised	(1,780)	12.7	(395)	—	(1,966)	10.8
Options forfeited	(483)	12.1	(1,182)	12.2	(18)	—

Balance at December 31	3,565	10.2	1,984	10.7	372	14.5

Options exercisable, end of year	—	—	1,715	12.4	—	—

Fair value of options granted (RMB)	11.78		—		12.2-13.0

Information about USISH’s outstanding restricted stocks at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2022

2019 restricted stocks	$12.4	1.3
2021 restricted stocks	—	0.7

December 31, 2023

2023 restricted shares	14.5	2.9

The Group’s shareholdings in USISH decreased because the abovementioned share option plans and restricted stock plans were exercised in 2021, 2022 and 2023. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and, as a result, capital surplus increased by NT$58,448 thousand, NT$125,049 thousand and NT$90,773 thousand (US$2,965 thousand) in 2021, 2022 and 2023, respectively.

e.	Fair value information
The fair values at the grant dates and the record dates of capital reduction of the Company’s, AMPI’s and USISH’s share options plans issued in 2022 and 2023 were measured by using the trinomial tree model, while USISH’s restricted stocks plans issued in 2021 and 2023 were measured by using the Black-Scholes Option Pricing Model incorporating the effect of the lock-up
period. The inputs to the models were as follows:
Share options plan

	AMPI 2022 share options plan	AMPI 2022 share options plan after capital reduction	The Company 2023 share options plan

Share price at the grant date	NT$7.5 per share	NT$30.2 per share	NT$108.0 per share
Exercise price	NT$7.5 per share	NT$30.0 per share	NT$107.0 per share
Expected volatility (%)	65.35-67.78	65.85-67.29	31.02-33.03
Expected lives (years)	6.0-7.0	5.8-6.8	3.9-6.1
Expected dividend yield	—	—	—
Risk free interest rate (%)	1.15-1.19	1.11-1.15	1.06-1.12

USISH 2023 share options plan

Share price at the grant date	RMB15.16 per share
Exercise price	RMB14.54 per share
Expected volatility (%)	38.51-39.09
Expected lives (years)	2.0-3.0
Expected dividend yield	—
Risk free interest rate (%)	2.35-2.45
Restricted stock plan

	USISH 2021 restricted stock plan	USISH 2023 restricted stock plan

Share price at the grant date	RMB14.65 per share	RMB15.02 per share
Exercise price	(Note)	RMB14.54 per share
Expected volatility (%)	47.15	36.56-38.77
Lock-up periods (years)	1.3	1.0-2.0
Expected dividend yield	—	—
Risk free interest rate (%)	2.34	2.33-2.44

Note:	The restricted stocks plan is to transfer ordinary shares for free upon satisfaction of certain performance conditions prior to the expiration.
Expected volatilities were based on the annualized volatilities of historical share prices of the Company, AMPI and USISH, respectively.
For the years ended December 31, 2021, 2022 and 2023, employee benefits expense recognized on the aforementioned employee share options plans and the restricted shares/stocks plans were NT$699,211 thousand, NT$989,843 thousand and NT$742,890 thousand (US$24,262 thousand), respectively.